Loans, financing and debentures - Fundraising cost (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total
Disclosure of detailed information about borrowings [line items]
Cost	R$ 1,018,497
Amortization	509,520
Balance to be amortized	508,977	R$ 468,488
Bonds
Disclosure of detailed information about borrowings [line items]
Cost	411,818
Amortization	269,220
Balance to be amortized	142,598	168,450
CRA and NCE
Disclosure of detailed information about borrowings [line items]
Cost	65,177
Amortization	1,358
Balance to be amortized	63,819
Export credits (“export prepayments”)
Disclosure of detailed information about borrowings [line items]
Cost	180,466
Amortization	108,854
Balance to be amortized	71,612	63,080
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Cost	156,800
Amortization	46,391
Balance to be amortized	110,409	125,663
BNDES
Disclosure of detailed information about borrowings [line items]
Cost	97,685
Amortization	56,662
Balance to be amortized	41,023	25,777
ECA - Export Credit Agency
Disclosure of detailed information about borrowings [line items]
Cost	13,615
Amortization	1,543
Balance to be amortized	12,072
IFC - International Finance Corporation
Disclosure of detailed information about borrowings [line items]
Cost	81,956
Amortization	24,770
Balance to be amortized	57,186	78,719
Others
Disclosure of detailed information about borrowings [line items]
Cost	4,797
Amortization	156
Balance to be amortized	4,641	R$ 6,799
Panda Bonds
Disclosure of detailed information about borrowings [line items]
Cost	6,183
Amortization	566
Balance to be amortized	R$ 5,617